Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value of the Company’s derivative financial instrument on a gross basis, as well as its classification on the Company’s condensed consolidated balance sheets for the periods presented:

(in thousands)	December 31, 2020		June 30, 2020
Derivatives Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Cash flow hedge	Other current liabilities	$(1,853)	Other current liabilities	$(1,669)
The table below presents the fair value of the Company’s derivative financial instrument on a gross basis, as well as its classification on the Company’s consolidated balance sheet as of June 30:

(in thousands)	2020		2019
Derivatives Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Cash flow hedge	Other current liabilities	$(1,669)	$—

Schedule of Derivative Instrument (Losses) Gains
The following table presents the unrealized losses deferred to accumulated other comprehensive loss resulting from the Company’s derivative instruments designated as cash flow hedging instruments for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Unrealized loss, before taxes	$—	$(498)
Income tax benefit	—	123
Unrealized loss, net of taxes	$—	$(375)
The following table presents information about the reclassification of gains and losses from accumulated other comprehensive loss into earnings resulting from the Company’s derivative instruments designated as cash flow hedging instruments for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Interest expense	$155	$311
Income tax benefit	(39)	(77)
Net reclassification into earnings	$116	$234
Amounts included in accumulated other comprehensive loss are recorded net of the related income tax effects. The following table details the changes in accumulated other comprehensive loss:

(in thousands)	Derivative Instruments
Balance at June 30, 2020	$(1,254)
Unrealized losses, net of related tax benefit of $0.1 million	(375)
Amount reclassified into earnings, net of related taxes of $0.1 million	234
Balance at December 31, 2020	$(1,395)
The following table presents the unrealized losses deferred to accumulated other comprehensive loss resulting from the Company’s derivative instruments designated as cash flow hedging instruments as of June 30:

(in thousands)	2020
Unrealized loss, before taxes	$1,669
Income tax benefit	$(415)
Unrealized loss, net of taxes	$1,254